Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	March 31, 2013	March 31, 2012
	US$	US$
Leasehold improvements and buildings	28,511,687	28,102,876
Plant and machinery	35,469,194	34,922,469
Moulds	386,554	386,482
Transportation equipment	1,552,518	1,581,372
Furniture, fixtures and equipment	5,885,172	5,431,091
Construction in progress	2,288,034	4,760

	74,093,159	70,429,050
Less: Accumulated depreciation	(47,564,478)	(48,495,263)

Property, plant and equipment, net	26,528,681	21,933,787